Schedule of Investments (unaudited)	iShares® 1-3 Year Treasury Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond
0.13%, 12/31/22	$381,943	$381,271,617
0.13%, 01/31/23	336,276	335,514,126
0.13%, 02/28/23	174,534	174,056,758
0.13%, 03/31/23	232,741	231,995,503
0.13%, 04/30/23	697,750	695,133,438
0.13%, 05/15/23	5,227	5,207,593
0.13%, 05/31/23	7,275	7,243,172
0.13%, 07/15/23	652,577	649,263,136
0.13%, 07/31/23	221,760	220,521,262
0.13%, 08/15/23	34,596	34,397,343
0.13%, 08/31/23	1,840,499	1,829,139,661
0.13%, 09/15/23	1,950	1,937,355
0.13%, 10/15/23	642,389	637,671,456
0.13%, 12/15/23	179,607	177,944,233
0.13%, 01/15/24	254,891	252,282,349
0.25%, 04/15/23	655,986	654,935,399
0.25%, 06/15/23	105,553	105,284,995
0.25%, 09/30/23	196	195,104
0.25%, 11/15/23	424,764	422,275,146
0.25%, 03/15/24	232,156	230,024,880
0.25%, 05/15/24	46,369	45,852,783
0.25%, 06/15/24	946,229	934,770,753
0.38%, 10/31/23(a)	1,805,836	1,800,898,158
0.38%, 07/15/24	4,493	4,450,001
0.38%, 08/15/24	207,182	205,061,621
0.38%, 09/15/24	323	319,341
0.50%, 11/30/23	35,015	34,978,070
0.63%, 10/15/24(a)	2,697,249	2,683,762,755
0.75%, 11/15/24	808,228	806,333,716
1.38%, 10/15/22	1,393	1,406,712
1.38%, 02/15/23	60,747	61,525,321
1.38%, 06/30/23	258,501	262,388,612
1.50%, 08/15/22	10	10,095
1.50%, 02/28/23	8,518	8,644,873
1.50%, 11/30/24	56,024	57,116,030
1.63%, 08/31/22	18	18,194
1.63%, 11/15/22	40,518	41,045,050
1.63%, 04/30/23	114,170	116,176,894
1.63%, 05/31/23	59,488	60,568,544
1.75%, 09/30/22	10	10,127
1.75%, 01/31/23	154,168	156,775,607
1.75%, 05/15/23	293,696	299,478,140
1.88%, 07/31/22	165	166,901
1.88%, 08/31/22	10	10,126
1.88%, 09/30/22	13	13,179
1.88%, 10/31/22	271	275,044
2.00%, 10/31/22	2,935	2,981,891
2.00%, 11/30/22	194,005	197,354,617
2.00%, 02/15/23	91,413	93,266,256
2.00%, 04/30/24	26,849	27,693,275
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 05/31/24	$9,714	$10,023,634
2.00%, 02/15/25	180,000	186,229,688
2.13%, 12/31/22	499,003	508,866,104
2.13%, 11/30/23	302,846	312,274,447
2.13%, 03/31/24	42,428	43,861,602
2.13%, 07/31/24	2,071	2,145,912
2.13%, 09/30/24	55,109	57,158,366
2.25%, 12/31/23	158,998	164,469,767
2.25%, 04/30/24	128,267	133,051,961
2.25%, 10/31/24	112,376	117,015,899
2.25%, 11/15/24	515,208	536,581,084
2.25%, 12/31/24	90,000	93,782,813
2.38%, 01/31/23	219,143	224,399,009
2.38%, 02/29/24	180,958	187,913,573
2.38%, 08/15/24	5,743	5,989,545
2.50%, 03/31/23	106,773	109,796,844
2.63%, 02/28/23	359,870	370,117,860
2.63%, 06/30/23	141,139	146,023,733
2.63%, 12/31/23	101,433	105,696,356
2.75%, 04/30/23	320,150	330,754,452
2.75%, 05/31/23	293,691	303,970,185
2.75%, 07/31/23	2,430	2,522,644
2.75%, 08/31/23	41,345	42,969,730
2.75%, 11/15/23	101,217	105,546,399
2.75%, 02/15/24	4,432	4,638,884
2.88%, 09/30/23(a)	188,000	196,092,813
2.88%, 10/31/23	454,663	474,874,189
2.88%, 11/30/23	65,612	68,628,614
7.13%, 02/15/23	130,364	141,057,922
		19,936,101,241

Total U.S. Government Obligations — 99.7%
(Cost: $19,987,335,076)		19,936,101,241

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	1,449,061	1,449,061,396

Total Short-Term Investments — 7.3%
(Cost: $1,449,061,396)		1,449,061,396

Total Investments in Securities — 107.0%
(Cost: $21,436,396,472)		21,385,162,637

Other Assets, Less Liabilities — (7.0)%		(1,398,494,840)

Net Assets — 100.0%		$19,986,667,797

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year Treasury Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$298,018,000	$1,151,043,396	(a)	$—	$—	$—	$1,449,061,396	1,449,061	$840,257	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,936,101,241	$—	$19,936,101,241
Money Market Funds	1,449,061,396	—	—	1,449,061,396
	$1,449,061,396	$19,936,101,241	$—	$21,385,162,637

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